                  PROSPECTUS SUPPLEMENT DATED JANUARY 3, 2003

THE HARTFORD MUTUAL FUNDS                   CLASS A, B, AND C SHARES




                             THIS SUPPLEMENT UPDATES

          THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19, 2002,
                 AS SUPPLEMENTED MAY 1, 2002, AUGUST 15, 2002,
                      AUGUST 30, 2002 AND OCTOBER 31, 2002

                                       AND

                THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED
          FEBRUARY 19, 2002 AS SUPPLEMENTED MARCH 7, 2002, MAY 1, 2002,
                      AUGUST 30, 2002 AND OCTOBER 31, 2002

The Hartford High Yield Fund

Effective January 3, 2003, Christine Mozonski and David Hillmeyer, each a Vice President of Hartford Investment Management Company, replaced Alison Granger as co-Portfolio Managers of The Hartford High Yield Fund.

Ms. Mozonski joined HIMCO in June 1992 and has been an investment professional involved in trading and portfolio management since that time. Mr. Hillmeyer joined HIMCO in 1995 and has been an investment professional involved in trading and portfolio management since 1992.


The Hartford Total Return Bond Fund

Effective January 3, 2003, Nasri Toutoungi, a Senior Vice President of Hartford Investment Management Company, replaced Alison Granger as Portfolio Manager of The Hartford Total Return Bond Fund. Mr. Toutoungi joined HIMCO in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

                   PROSPECTUS SUPPLEMENT DATED JANUARY 3, 2003

THE HARTFORD MUTUAL FUNDS                                     CLASS Y SHARES


                             THIS SUPPLEMENT UPDATES

               THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY
          19, 2002, AS SUPPLEMENTED MAY 1, 2002, JUNE 20, 2002, AUGUST
                          30, 2002 AND OCTOBER 31, 2002

The Hartford High Yield Fund

Effective January 3, 2003, Christine Mozonski and David Hillmeyer, each a Vice President of Hartford Investment Management Company, replaced Alison Granger as co-Portfolio Managers of The Hartford High Yield Fund.

Ms. Mozonski joined HIMCO in June 1992 and has been an investment professional involved in trading and portfolio management since that time. Mr. Hillmeyer joined HIMCO in 1995 and has been an investment professional involved in trading and portfolio management since 1992.


The Hartford Total Return Bond Fund

Effective January 3, 2003, Nasri Toutoungi, a Senior Vice President of Hartford Investment Management Company, replaced Alison Granger as Portfolio Manager of The Hartford Total Return Bond Fund. Mr. Toutoungi joined HIMCO in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

                                       2